Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Advances of Federal Home Loan Bank Redeemable at Par at Option of Federal Home Loan Bank

As of December 31, 2012, the following advance from the FHLB was redeemable at par at the option of the FHLB:

MATURITY DATE	OPTIONAL REDEMPTION DATE	AMOUNT
April 30, 2018	January 28, 2013 and quarterly thereafter	$10,000
May 2, 2016	April 30, 2013 and quarterly thereafter	10,000

Federal Home Loan Bank Advances
Maturities of Advances from FHLB

Maturities of advances from the FHLB for the years ending after December 31, 2012 are summarized as follows:

(Dollars in thousands)
2013	$81,000
2014	20,750
2015	16,000
2016	15,000
Thereafter	10,000
Fair value adjustment	(20)

$142,730